Condensed Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 35,242,363	$ 14,988,112	$ 17,360,353	$ 15,458,803
Due from subsidiaries and affiliated companies	9,463,164	8,798,945
Other current assets	3,443,518	1,708,313
Total current assets	58,903,014	33,306,425
NON-CURRENT ASSETS:
Restricted cash equivalent	681,110	3,252,897
Property and equipment, net	354,437	427,719
Total non-current assets	531,922,296	464,312,444
TOTAL ASSETS	590,825,310	497,618,869
CURRENT LIABILITIES:
Accounts payable and accrued expenses	13,127,502	8,591,922
Long term debt - current portion	16,703,098	110,943,460
Total current liabilities	34,552,809	125,655,501
TOTAL LIABILITIES	329,882,393	263,552,399
EQUITY:
Total equity	260,942,917	234,066,470	237,526,772	238,320,832
TOTAL LIABILITIES AND EQUITY	590,825,310	497,618,869
Parent [member]
CURRENT ASSETS:
Cash and cash equivalents	788,008	2,823,003	$ 6,307,144	$ 3,571,961
Due from subsidiaries and affiliated companies	9,463,164	9,055,658
Other current assets	11,454	23,315
Total current assets	10,262,626	11,901,976
NON-CURRENT ASSETS:
Investments in subsidiaries	168,496,857	166,927,780
Restricted cash equivalent		1,205,162
Property and equipment, net	46,767	64,394
Total non-current assets	168,543,624	168,197,336
TOTAL ASSETS	178,806,250	180,099,312
CURRENT LIABILITIES:
Accounts payable and accrued expenses	5,086,924	336,055
Due to subsidiaries and affiliated companies	2,459,935
Long term debt - current portion		14,998,275
Total current liabilities	7,546,859	15,334,330
TOTAL LIABILITIES	7,546,859	15,334,330
EQUITY:
Total equity	171,259,391	164,764,982
TOTAL LIABILITIES AND EQUITY	$ 178,806,250	$ 180,099,312